Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2012
Commissions and fees
in	2012	2011	2010

Commissions and fees (CHF million)

Lending business	1,513	1,296	1,455

Investment and portfolio management	4,039	4,070	4,316

Other securities business	99	90	75

Fiduciary business	4,138	4,160	4,391

Underwriting	1,561	1,479	2,125

Brokerage	3,695	4,066	3,953

Underwriting and brokerage	5,256	5,545	6,078

Other services	2,166	1,951	2,154

Commissions and fees	13,073	12,952	14,078

Bank
Commissions and fees
in	2012	2011	2010

Commissions and fees (CHF million)

Lending business	1,474	1,247	1,408

Investment and portfolio management	3,949	3,955	4,210

Other securities business	126	38	19

Fiduciary business	4,075	3,993	4,229

Underwriting	1,561	1,479	2,125

Brokerage	3,663	4,027	3,937

Underwriting and brokerage	5,224	5,506	6,062

Other services	2,125	1,928	2,120

Commissions and fees	12,898	12,674	13,819